Change in non-cash working capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change In Non-cash Working Capital Details
Accounts receivable	$ (1,252)	$ (61,657)	$ 604,448
Work-in-progress	0	0	404,840
Prepaid expenses and deposits	42,204	59,439	93,595
Accounts payable and accrued liabilities	(898,922)	986,430	(587,819)
Income taxes payable	(201)	103	(1,253,028)
Deferred gain	0	(155,301)	0
Deferred revenue	0	0	(706,722)
Change in non-cash working capital	(858,170)	829,014	1,444,686
Portion attributable to:
Operating activities	(858,170)	829,014	(1,384,499)
Financing activities	0	0	0
Investing activities	0	0	(60,187)
Change in non-cash working capital	$ (858,170)	$ 829,014	$ (1,444,686)